Share-Based Compensation - Schedule of Stock Options Activities (Details) - Stock Options [Member] - $ / shares				12 Months Ended
		Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation - Schedule of Stock Options Activities (Details) [Line Items]
Number of shares, Outstanding beginning balance (in Shares)	[1]		824	724	731
Weighted average exercise price, Outstanding beginning balance	[1]		$ 0.009	$ 0.009	$ 0.009
Weighted average remaining contractual term, Outstanding beginning balance		6 months 21 days	2 years 8 months 8 days		1 year 2 months 15 days	1 year 10 months 6 days
Weighted average grant date fair value, Outstanding beginning balance	[1]		$ 53,100	$ 46,395	$ 46,800
Number of shares, Exercised (in Shares)	[1]				(6)	(62)
Weighted average exercise price, Exercised	[1]				$ 0.009	$ 0.009
Number of shares, Forfeited (in Shares)	[1]				(1)	(31)
Weighted average exercise price, Forfeited	[1]				$ 0.009	$ 0.009
Number of shares, Outstanding ending balance (in Shares)	[1]	724		724	724	731
Weighted average exercise price, Outstanding ending balance	[1]	$ 0.009		$ 0.009	$ 0.009	$ 0.009
Weighted average remaining contractual term, Outstanding ending balance		6 months 21 days	2 years 8 months 8 days		1 year 2 months 15 days	1 year 10 months 6 days
Weighted average grant date fair value, Outstanding ending balance	[1]	$ 46,395		$ 46,395	$ 46,395	$ 46,800
Number of shares, Exercisable (in Shares)	[1]	724		724
Weighted average exercise price, Exercisable	[1]	$ 0.009		$ 0.009
Weighted average remaining contractual term, Exercisable				6 months 21 days
Weighted average grant date fair value, Exercisable	[1]	$ 46,395		$ 46,395

[1]	Retrospectively restated to reflect the 2025 Share Consolidation.